Label	Element	Value
Victory RS Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory RS Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory RS Global Fund (the "Fund") seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 22 of the Fund's Prospectus, in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your Investment Professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods (or continue holding your shares in the case of Class C shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares at the end of the period
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund invests in companies of any size. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund can invest any portion of its assets in companies located in emerging markets.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with the Adviser's process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund's investment team.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may invest in companies of any size.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Foreign Securities Risk – Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity Risk – Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Smaller Capitalization Stock Risk – Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Large Capitalization Stock Risk – The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Portfolio Turnover Risk – Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.

Management Risk – The portfolio manager may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Global Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on July 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Class R performance information that is published below and in other materials, including the Fund's website, that includes performance for periods after August 15, 2016 reflects capital contributions by the Adviser in the form of expense reimbursements that were made at a time when the total assets of Class R were small due to a large shareholder redemption. Without taking into consideration the effect of these expense reimbursements, Class R performance for the same periods would have been lower. Performance would be similar, exclusive of any class-specific differences in fees and expenses, to the performance of the Fund's other share classes, which more accurately reflect the Fund's performance during such periods. The impact of the expense reimbursements on performance in future periods will vary due to fluctuations in Class R total assets and the amount of any reimbursements. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	13.08% (quarter ended March 31, 2012)
Lowest Quarter	-11.69% (quarter ended December 31, 2018)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.69%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes excluding foreign withholding taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2019)
Victory RS Global Fund | MSCI All Country World Index Index returns reflect no deduction for fees, expenses, or taxes excluding foreign withholding taxes.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.17%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Victory RS Global Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	968
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,239
Annual Return 2012	rr_AnnualReturn2012	17.81%
Annual Return 2013	rr_AnnualReturn2013	29.02%
Annual Return 2014	rr_AnnualReturn2014	4.70%
Annual Return 2015	rr_AnnualReturn2015	3.68%
Annual Return 2016	rr_AnnualReturn2016	6.67%
Annual Return 2017	rr_AnnualReturn2017	24.48%
Annual Return 2018	rr_AnnualReturn2018	(5.45%)
Annual Return 2019	rr_AnnualReturn2019	30.36%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.78%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Victory RS Global Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.08%	[1]
Victory RS Global Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[1]
Victory RS Global Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applies to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,851
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	711
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,851
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.72%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Victory RS Global Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,581
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.83%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011
Victory RS Global Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	28.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	28.85%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(28.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,731
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 10,226
Victory RS Global Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	589
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,370
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.89%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2011

[1]	Inception date of Class A. Class C. Class R and Class Y is May 16, 2011.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see the section entitled Choosing a Share Class.
[3]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.85%, 1.60%, 1.10%, 0.55% and 0.60% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[4]	Applies to shares sold within 12 months of purchase.